Other Current Assets (Details Textual) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Current Assets (Textual)
VAT recoverable included in non-current assets	$ 2,541,215	$ 2,893,635		[1]
Estimate of deductible input VAT			13,000,000
Customs deposits for imported inventories	$ 27,398,747	$ 29,102,193	$ 1,972,682

[1]	Note 6